Other liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Liability for shares to be issued	$ 232,185	$ 165,500
Other	457	645
Total other liabilities	$ 232,642	$ 166,145